DERIVATIVE CONTRACTS AND COLLATERALIZED INDEBTEDNESS - Narrative (Details)	1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 28, 2017	Jan. 31, 2017 shares	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($) instrument	Sep. 30, 2017 USD ($) shares	Sep. 30, 2016 USD ($) instrument	Dec. 31, 2016 USD ($) instrument shares
Derivative [Line Items]
Gain on investments, net			$ (18,900,000)	$ 24,833,000	$ 169,888,000	$ 83,467,000	$ 141,896,000
Shares related to monetization contracts (in shares) | shares		5,337,750			21,477,618		5,337,750
Investment securities pledged as collateral			0		$ 0		$ 741,515,000
Reclassification of investment securities pledged as collateral from current assets to a long-term							184,286,000
Reclassification of collateralized indebtedness from current liability to long-term liability							150,036,000
Document Period End Date					Sep. 30, 2017
Investment securities pledged as collateral
Derivative [Line Items]
Gain on investments, net							141,538,000
Interest Rate Swap
Derivative [Line Items]
Amount of gain (loss) recognized			$ 1,051,000		$ 12,539,000		$ 72,961,000
Interest Rate Swap | Not Designated as Hedging Instruments
Derivative [Line Items]
Number of derivative instruments held | instrument				2		2	2
Interest Rate Swap, Conversion, Tranche One | Not Designated as Hedging Instruments
Derivative [Line Items]
Derivative notional amount				$ 750,000,000		$ 750,000,000	$ 750,000,000
Derivative, fixed interest rate			1.6655%		1.6655%		1.6655%
Interest Rate Swap, Conversion, Tranche Two | Not Designated as Hedging Instruments
Derivative [Line Items]
Derivative notional amount				$ 750,000,000		$ 750,000,000	$ 750,000,000
Derivative, fixed interest rate			1.68%		1.68%		1.68%
Prepaid forward contracts
Derivative [Line Items]
Unrealized and realized loss of derivative contracts							$ 53,696,000
Amount of gain (loss) recognized			$ 55,602,000		$ (81,905,000)
Comcast
Derivative [Line Items]
Stock spit, conversion ratio	2